Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03026917

1-31744

NYSE

PROCESSED
AUG 05 2003
THOMSON FINANCIAL

AUG 4 2003

August 4, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Mentor Corporation, Common Shares, par value $.10 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 4, 2003. Tentative listing date – August 5, 2003.

Sincerely,

[signature]